Commitments and Contingencies - Legal Agreements (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies.
Rent expense	$ 0.3	$ 0.1	$ 0.7	$ 0.4	$ 0.8	$ 0.4